Other receivables, net (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Schedule of other receivables, net

	December 31, 2024	December 31, 2023

Receivables from sales of short-term investment	$1,888,662	$6,788,662
Others	147,952	323,235
Total other receivables	$2,036,614	$7,111,897
Allowance for expected credit losses	(1,888,662)	(1,888,662)
Total other receivables, net	$147,952	$5,223,235